Related party transactions - Major Balances with Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 25, 2020
Amounts due from related parties, Current
Investment prepayment made on behalf of RELX (a)		¥ 21,006
Sales of products to related party (b)	¥ 1,936
Total	1,936	21,006
Amounts due to related parties, Current
Funds advance provided by RELX (a)		(11,174)
Total		(11,174)
Net amount due to the Parent waived				¥ 600,000
Net amount due to the Parent		9,832
Net revenue from related party	¥ 516,399	918,541	¥ 46,595
Related Party A
Amounts due to related parties, Current
Net revenue from related party		¥ 1,416